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Via EDGAR


February 27, 2009

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: Neuberger Berman Advisers Management Trust ("Registrant") Post-Effective Amendment No. 59 to the
         Registration Statement on Form N-1A
         (File Nos. 811-4255 and 2-88566)

Ladies and Gentlemen:

Pursuant to Rule 485(a) promulgated under the Securities Act of 1933, as amended ("1933 Act"), transmitted herewith on behalf of the Registrant is Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A ("Amendment").

The Amendment contains four prospectuses for Class I and Class S shares of Guardian Portfolio and Socially Responsive Portfolio, two separate series of the Registrant (the "Portfolios"), and the Registrant's statement of additional information. The Amendment is being filed in connection with the Registrant's annual update of its Registration Statement to update the amount of the Portfolios' assets that may be committed to a certain investment strategy and related risk disclosures, and to make other changes to the Registrant's disclosure documents.

The Registrant undertakes to file a post-effective amendment pursuant to Rule 485(b) under the 1933 Act before the effective date of the Amendment for the purposes of, among other things: (i) updating certain information in the prospectuses and statement of additional information for all series of the Registrant, including the Portfolios; (ii) responding to any comments from the staff of the Securities and Exchange Commission on the Amendment; and (iii) filing necessary exhibits to the Registration Statement including the consents of the Registrant's independent registered public accounting firms.

Please  direct  any  questions  concerning  this  filing to the  undersigned  at
202.261.3496 or Jutta M. Frankfurter at 202.261.3484.

                                       Sincerely,
                                       /s/ Hoang T. Pham

cc:  Corey A. Issing, Esq.
     Neuberger Berman, LLC

     Jutta M. Frankfurter, Esq.
     Dechert LLP